Operating Leases - Schedule of Operating Leases Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease liabilities	$ (17.3)	$ (18.0)	$ 0.0
Asset obtained in exchange for operating lease liability	5.0	37.3
Reduction of right-of use assets resulting from reductions to lease obligations	$ 13.0	$ 6.1
Operating lease, weighted average remaining lease term (years(	9 years 1 month 6 days	10 years 1 month 6 days
Operating lease, weighted average discount rate (percent)	5.00%	5.00%